Transactions with Related Parties and Joint Operators - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 58,000	S/ 90,500	S/ 106,900
Accounts receivable from related parties maturity periods	60 days
Impairment loss	S/ 31,000	18,000
Long-term accounts receivable from related parties	S/ 778,226	S/ 773,930
Discount rate	7.33%	6.33%
Accounts payable from related parties maturity periods	60 days
Gaseoducto Sur Peruano SA [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	S/ 773,930
Gasoducto Sur Peruano [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	S/ 524,900
Discount rate	3.46%
Discounted Value	S/ 17,800	S/ 8,100
GyM S A [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	249,000
Consorcio Constructor Ductos del Sur [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	S/ 249,000
Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation		S/ 25,600	S/ 82,000